Shareholder Report, Line Graph (Details) LMA7800_Franklin Templeton Moderately Conservative Model Portfolio_Class II_TSR Annual {Class II} - USD ($)							12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 15, 2020	Dec. 31, 2025
Class II
Account Value [Line Items]
Line Graph and Table Measure Name							Class II
Accumulated Value	$ 13,254	$ 12,123	$ 10,989	$ 12,674	$ 11,632	$ 10,000	$ 14,780
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	22,517	18,186	14,439	17,872	14,221	10,000	$ 26,377
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Composite Benchmark
Accumulated Value	13,262	12,172	10,768	12,664	11,709	10,000	$ 14,850
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Index
Accumulated Value	$ 9,389	$ 9,273	$ 8,786	$ 10,100	$ 10,258	$ 10,000	$ 10,076